Financial risk management - Narrative (Detail) ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2023 EUR (€) eurobond	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 CNY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) from effective cash flow hedges	€ (600,000)	€ 66,500,000	€ (22,200,000)
Gain (loss) from derivative financial instruments measured at fair value	(52,400,000)	3,600,000	(7,900,000)
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ (7,600,000)	7,600,000	16,500,000
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0	0	0
Decrease of interest rates (in percentage)	0.010			0.010	0.010	0.010	0.010	0.010
Supplier finance program, termination notice, period	30 days
Supplier finance program, obligation	€ 400,000,000	400,000,000
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable			Accounts payable	Accounts payable	Accounts payable	Accounts payable	Accounts payable
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current assets			Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other assets			Other assets	Other assets	Other assets	Other assets	Other assets
Derivative liability, current, Statement of Financial Position [extensible enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Number of eurobonds outstanding | eurobond	6
Fair value assets (liabilities) transfers between levels amount	€ 0	0
Goodwill and intangible asset, impairment	€ 0	0
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Number of eurobonds outstanding | eurobond	4
Principal amount	€ 3,250,000,000
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Number of eurobonds outstanding | eurobond	2
Principal amount	€ 1,500,000,000
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), cumulative changes in net gain (loss) from cash flow hedge effect, before tax	(8,900,000)	5,500,000	20,800,000
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	(7,600,000)	4,700,000	17,700,000
Sales
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), cumulative changes in net gain (loss) from cash flow hedge effect, before tax	0	3,400,000	(1,200,000)
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	0	2,900,000	€ (1,000,000)
Forward foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amounts	€ 281,100,000	158,500,000		$ 0.8	¥ 8.5	$ 26.4	₩ 61.8	¥ 1.1	$ 1.0	¥ 43.9	$ 18.5	₩ 99.0	¥ 1.0
Forward foreign exchange contracts | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Forward foreign exchange contracts | Other hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amounts	€ 3,250,000,000	€ 3,000,000,000
Interest rate swaps | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current assets			Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities